COST REDUCTION ACTIONS - Restructuring Charges and Payments (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Apr. 02, 2016	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Severance and related costs
Cost Reduction Actions
Charges (Reversals), net	$ 4.0	$ 1.9	$ 3.6	$ 5.2	$ 17.5	$ 4.7	$ 16.8	$ 13.5	$ 14.7	$ 52.5	$ 54.7
2015/2016 Actions
Cost Reduction Actions
Charges (Reversals), net									20.9	26.1
2015/2016 Actions | Severance and related costs
Cost Reduction Actions
Beginning Balance				8.4					8.4
Charges (Reversals), net									15.7	22.7
Cash payments									(20.9)	(14.3)
Foreign Currency Translation									0.1
Ending Balance	3.3				8.4				3.3	8.4
2015/2016 Actions | Asset impairment charges
Cost Reduction Actions
Charges (Reversals), net									4.1	2.9
Non-cash Impairment									(4.1)	(2.9)
2015/2016 Actions | Lease cancellation costs
Cost Reduction Actions
Beginning Balance				0.2					0.2
Charges (Reversals), net									1.1	0.5
Cash payments									(1.1)	(0.3)
Ending Balance	0.2				0.2				0.2	0.2
2014/2015 Actions
Cost Reduction Actions
Charges (Reversals), net										33.4	66.5
2014/2015 Actions | Severance and related costs
Cost Reduction Actions
Beginning Balance				4.8				16.8	4.8	16.8
Charges (Reversals), net									(0.9)	29.8
Cash payments									(3.2)	(40.9)
Foreign Currency Translation										(0.9)
Ending Balance	0.7				4.8				0.7	4.8	16.8
2014/2015 Actions | Asset impairment charges
Cost Reduction Actions
Charges (Reversals), net										3.3
Non-cash Impairment										(3.3)
2014/2015 Actions | Lease cancellation costs
Cost Reduction Actions
Beginning Balance								0.1		0.1
Charges (Reversals), net										0.3
Cash payments										(0.4)
Ending Balance											0.1
Prior actions | Severance and related costs
Cost Reduction Actions
Beginning Balance				0.7				0.8	0.7	0.8
Charges (Reversals), net									(0.1)
Foreign Currency Translation										(0.1)
Ending Balance	0.6				0.7				0.6	0.7	0.8
Total
Cost Reduction Actions
Beginning Balance				$ 14.1				$ 17.7	14.1	17.7
Charges (Reversals), net									19.9	59.5
Cash payments									(25.2)	(55.9)
Non-cash Impairment									(4.1)	(6.2)
Foreign Currency Translation									0.1	(1.0)
Ending Balance	$ 4.8				$ 14.1				$ 4.8	$ 14.1	$ 17.7